Fair value of financial instruments	7 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair value of financial instruments	Disclosure About Fair Value of Financial Instruments The carrying value of our cash and cash equivalents equals fair value.
Fair value of financial instruments

The following table sets forth the financial assets and liabilities that we measure at fair value by level within the fair value hierarchy as of September 30, 2013 ($ in thousands):

	Level 1	Level 2	Level 3
	Quoted prices in active markets	Observable inputs other than Level 1 prices	Unobservable inputs
Recurring basis (assets)
Mortgage loans	$—	$—	$641,903
Nonrecurring basis (assets)
Transfer of mortgage loans to real estate owned	$—	$—	$10,598
Not recognized on consolidated balance sheets at fair value (liabilities)
Repurchase agreements at fair value	$—	$338,800	$—

There were no corresponding financial assets or liabilities measured at fair value as of December 31, 2012 because we did not own any mortgage loans or residential properties at that time. Additionally, there have been no transfers between levels for the three and nine months ended September 30, 2013.

The carrying values of our cash and cash equivalents, restricted cash, related party receivables, accounts payable and accrued liabilities and related party payables are equal to or approximate fair value. The fair value of transfers of mortgage loans to real estate owned is estimated using broker price opinions. The fair value of the repurchase agreements is estimated using the income approach based on credit spreads available to us currently in the market for similar floating rate debt.

The following table sets forth the changes in our level 3 assets that are measured at fair value on a recurring basis ($ in thousands):

	Three months ended September 30, 2013	Nine months ended September 30, 2013
Mortgage loans
Beginning balance	$163,520	$—
Investment in mortgage loans	475,998	644,163
Net unrealized gain on mortgage loans	17,670	25,963
Net realized gain on mortgage loans	1,909	4,015
Mortgage loan payments	(999)	(2,616)
Mortgage loan dispositions	(9,996)	(19,024)
Transfer of mortgage loans to real estate owned	(6,199)	(10,598)
Ending balance	$641,903	$641,903

Net unrealized gain on mortgage loans held	$17,670	$25,963
Accumulated net unrealized gain on mortgage loans held	$25,963	$25,963

There was no corresponding activity for level 3 assets for the three and nine months ended September 30, 2012 because we did not own any such assets at that time.

The following table sets forth the fair value of our mortgage loans, the related unpaid principal balance and market value of underlying properties by delinquency as of September 30, 2013 ($ in thousands):

	Number of loans	Carrying value	Unpaid principal balance	Market value of underlying properties
Current	167	$19,953	$38,052	$32,599
30	33	3,113	6,605	5,147
60	21	3,401	5,731	5,249
90	1,013	162,127	284,243	239,480
Foreclosure	3,786	453,309	829,265	658,265
Mortgage loans	5,020	$641,903	$1,163,896	$940,740

We did not hold any corresponding mortgage loans as of December 31, 2012.

The significant unobservable inputs used in the fair value measurement of our mortgage loans are discount rates, home prices, alternate loan resolution probabilities and timelines. Significant changes in any of these inputs in isolation could result in a significant change to the fair value measurement. A decline in the discount rate in isolation would increase the fair value of an asset. A decrease in the housing pricing index in isolation would decrease the fair value. Individual loan characteristics such as location and value of underlying collateral affect the loan resolution probabilities and timelines. An increase in the loan resolution timeline in isolation would decrease the fair value. The following table sets forth quantitative information about the significant unobservable inputs used to measure the fair value of our mortgage loans as of September 30, 2013:

Input	Range
Discount rate	15.0%
Annual change in home pricing index	-1.8% to 4.6%
Loan resolution probabilities - modification	0% to 22.3%
Loan resolution probabilities - rental	0% to 100.0%
Loan resolution probabilities - liquidation	0% to 100.0%
Loan resolution timelines	1 to 67 months
Value of underlying properties	$4,500 to $2.8 million

There were no corresponding fair value measurements which required significant unobservable inputs as of December 31, 2012 because we did not own any such assets at that time.